UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.
466 Lexington Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500
Date of fiscal year-end:	October 31st
Date of reporting period:	May 1, 2004 to July 31, 2004

Item 1:                                                          Schedule of Investments

CREDIT SUISSE HIGH YIELD BOND FUND—Schedule of Investments  July 31, 2004 (unaudited)

	Principal Amount	Value

U.S. CORPORATE BONDS—132.4%

AEROSPACE—0.8%
BE Aerospace, Inc., Series B, Senior Subordinated Notes (Callable 03/01/05 @ $100.00) 8.000%, 03/01/08 §	$1,000,000	$970,000
Condor Systems, Inc., Series B, Company Guaranteed Notes (Callable 05/01/04 @ $105.94) 11.875%, 05/01/09 ø	1,997,000	29,955
Sequa Corp., Series B, Senior Notes 8.875%, 04/01/08	850,000	909,500
		1,909,455

AIRLINES—0.4%
American Airlines, Inc., Series 01-2, Pass Thru Certificates 7.800%, 10/01/06	1,000,000	899,616

AUTOMOBILE MANUFACTURING/VEHICLE PARTS—3.8%
Autocam Corp.,, Rule 144A, Senior Subordinated Notes (Callable 06/15/09 @ $105.44) 10.875%, 06/15/14 ‡	1,000,000	975,000
Collins & Aikman Products Corp., Company Guaranteed Notes 11.500%, 04/15/06 §	1,500,000	1,488,750
Collins & Aikman Products Corp., Global Company Guaranteed Notes (Callable 12/31/06 @ $105.38) 10.750%, 12/31/11	1,250,000	1,281,250
J. L. French Automotive Castings, Inc., Series B, Company Guaranteed Notes (Callable 06/01/05 @ $103.83) 11.500%, 06/01/09 §	2,247,000	1,921,185
Key Plastics Holdings, Inc., Series B, Company Guaranteed Notes (Callable 03/15/05 @ $100.00) 10.250%, 03/15/07 ø	250,000	1,875
Metaldyne Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $105.50) 11.000%, 06/15/12 §	1,200,000	1,074,000
Motor Coach Industries International, Inc., Company Guaranteed Notes (Callable 05/01/05 @ $103.75) 11.250%, 05/01/09	150,000	90,750
Tenneco Automotive, Inc., Series B, Global Secured Notes (Callable 07/15/08 @ $105.12) 10.250%, 07/15/13	800,000	916,000
Transportation Technologies, Rule 144A, Senior Subordinated Notes (Callable 03/31/06 @ $102.00) 12.500%, 03/31/10 ‡	1,000,000	1,032,500
Venture Holdings Company LLC, Company Guaranteed Notes (Callable 06/01/05 @ $101.83) 11.000%, 06/01/07 ø	1,250,000	62,500
		8,843,810

BROADBAND—1.2%
Level 3 Communications, Inc., Senior Discount Notes (Callable 12/1/05 @ $101.75) 10.500%, 12/01/08 +§	1,175,000	881,250
Level 3 Communications, Inc., Senior Notes (Callable 05/01/05 @ $101.52) 9.125%, 05/01/08 §	350,000	262,500
Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.38) 10.750%, 10/15/11 ‡	750,000	645,000
Primus Telecommunications Group, Inc., Global Senior Notes (Callable 01/15/09 @ $104.00) 8.000%, 01/15/14 §	1,500,000	1,117,500
		2,906,250

	Principal Amount	Value

BROADCAST/OUTDOOR—1.9%
Emmis Operating Company, Rule 144A, Senior Subordinated Notes (Callable 05/15/08 @ $103.44) 6.875%, 05/15/12 ‡§	500,000	491,250
Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.62) 9.250%, 12/15/11 §	1,000,000	1,110,000
Interep National Radio Sales, Inc., Series B, Company Guaranteed Notes (Callable 07/01/05 @ $101.67) 10.000%, 07/01/08	800,000	645,000
Paxson Communications Corp., Global Company Guaranteed Notes (Callable 01/15/06 @ $106.12) 0.000%, 01/15/09 +	2,000,000	1,755,000
Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 03/01/06 @ $105.00) 10.000%, 03/01/11 §	490,000	497,350
		4,498,600

BUILDING PRODUCTS—4.9%
Associated Materials, Inc., Rule 144A, Senior Discount Notes (Callable 03/1/09 @ $105.63) 0.000%, 03/01/14 ‡+	1,000,000	705,000
Atrium Companies, Inc., Series B, Company Guaranteed Notes (Callable 05/01/05 @ $103.50) 10.500%, 05/01/09	1,000,000	1,052,500
Building Materials Corp., Rule 144A, Senior Notes (Callable 08/01/09 @ $103.88) 7.750%, 08/01/14 ‡	1,500,000	1,503,750
Building Materials Corp., Series B, Senior Notes 8.000%, 10/15/07	500,000	507,500
Building Materials Corp., Series B, Senior Notes (Callable 12/15/04 @ $100.00) 8.625%, 12/15/06	1,500,000	1,526,250
Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/07 @ $102.17) 13.000%, 06/15/09 §	600,000	549,000
Dayton Superior Corp., Global Secured Notes (Callable 6/15/06 @ $105.62) 10.750%, 09/15/08	500,000	515,000
Interface, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/01/09 @ $104.75) 9.500%, 02/01/14 ‡§	1,250,000	1,262,500
Nortek Holdings, Inc., Rule 144A, Senior Notes (Callable 11/15/07 @ $105.00) 0.000%, 05/15/11 ‡+	1,000,000	841,000
Ply Gem Industries, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/08 @ $104.50) 9.000%, 02/15/12 ‡§	1,000,000	1,015,000
Texas Industries, Inc., Global Senior Notes (Callable 06/15/07 @ $105.12) 10.250%, 06/15/11	750,000	858,750
Werner Holding Co., Inc., Series A, Company Guaranteed Notes (Callable 11/15/04 @ $101.67) 10.000%, 11/15/07 §	1,350,000	1,194,750
		11,531,000

CABLE—8.7%
Adelphia Communications Corp., Rule 144A, Secured Notes (Callable 02/15/08 @ $105.38) 10.875%, 10/01/10 ‡ø	3,000,000	2,640,000
Atlantic Broadband Finance LLC, Rule 144A, Senior Subordinated Notes (Callable 01/15/09 @ $104.69) 9.375%, 01/15/14 ‡	1,600,000	1,472,000
Cablevision Systems Corp., Rule 144A, Senior Notes 8.000%, 04/15/12 ‡	1,250,000	1,234,375
CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38) 8.750%, 11/15/13	2,100,000	2,026,500
Century Communications Corp., Senior Discount Notes 0.000%, 12/31/49 ø§	1,000,000	940,000

	Principal Amount	Value

Charter Communications Holdings LLC, Senior Discount Notes (Callable 04/01/05 @ $102.88) 9.920%, 04/01/11 +§	3,650,000	2,746,625
Charter Communications Holdings LLC, Senior Notes (Callable 04/01/05 @ $102.88) 8.625%, 04/01/09	3,100,000	2,356,000
CSC Holdings, Inc., Senior Notes 7.250%, 07/15/08	85,000	86,700
CSC Holdings, Inc., Series B, Senior Notes 7.625%, 04/01/11 §	1,500,000	1,522,500
DIVA Systems Corp., Series B, Senior Discount Notes (Callable 03/01/05 @ $102.10) 12.625%, 03/01/08 ø	1,750,000	4,375
Insight Communications Company, Inc., Senior Discount Notes (Callable 02/15/06 @ $106.12) 0.000%, 02/15/11 +§	2,000,000	1,750,000
Insight Midwest/Insight Capital, Senior Notes (Callable 10/01/04 @ $104.88) 9.750%, 10/01/09	200,000	208,000
Insight Midwest/Insight Capital Corp., Global Senior Notes (Callable 11/01/05 @ $105.25) 10.500%, 11/01/10	500,000	536,250
Kabel Deutschland Gmbh, Rule 144A, Senior Notes (Callable 07/01/09 @ $105.31) 10.625%, 07/01/14 ‡§	500,000	515,000
Mediacom LLC Capital Corp., Senior Notes (Callable 01/15/06 @ $104.75) 9.500%, 01/15/13 §	2,500,000	2,325,000
		20,363,325

CAPITAL GOODS—2.4%
Actuant Corp., Company Guaranteed Notes (Callable 05/01/07 @ $102.17) 13.000%, 05/01/09	1,868,000	2,338,998
Case New Holland, Inc., Rule 144A, Senior Notes 9.250%, 08/01/11 ‡ Case New Holland, Inc., Rule 144A, Senior Notes 9.250%, 08/01/11 ‡	100,000	108,750
JII Holdings LLC, Rule 144A, Secured Notes (Callable 01/01/05 @ $106.50) 13.000%, 04/01/07 ‡	1,802,500	1,631,262
Terex Corp., Global Company Guaranteed Notes (Callable 01/15/09 @ $103.69) 7.375%, 01/15/14	650,000	658,125
		5,552,760

CHEMICALS—8.8%
Applied Extrusion Technologies, Inc., Series B, Company Guaranteed Notes (Callable 07/01/06 @ $105.38) 10.750%, 07/01/11 §	500,000	310,000
BCP Caylux Hldgs Luxembourg SCA, Rule 144A, Senior Subordinated Notes (Callable 06/15/09 @ $104.81) 9.625%, 06/15/14 ‡	1,000,000	1,047,500
Equistar Chemicals LP/ Equistar Funding Corp., Global Company Guaranteed Notes 10.125%, 09/01/08	1,000,000	1,101,250
HMP Equity Holdings Corp., Rule 144A, Senior Discount Notes (Callable 11/15/04 @ $64.79) 0.000%, 05/15/08 ‡	250,000	148,750
Huntsman Company LLC, Global Company Guaranteed Notes (Callable 10/15/07 @ $105.81) 11.625%, 10/15/10 §	350,000	391,125
Huntsman International Holdings LLC, Senior Discount Notes (Callable 07/01/05 @ $58.33) 0.000%, 12/31/09	9,345,000	4,719,225
Huntsman LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/08 @ $105.75) 11.500%, 07/15/12 ‡	1,200,000	1,221,000
IMC Global, Inc., Series B, Global Company Guaranteed Notes (Callable 06/01/06 @ $105.63) 11.250%, 06/01/11	1,450,000	1,689,250
Invista, Rule 144A, Notes (Callable 05/01/08 @ $104.63) 9.250%, 05/01/12 ‡	500,000	514,375

	Principal Amount	Value

Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25) 10.500%, 06/01/13	1,000,000	1,101,250
Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 12/15/05 @ $104.75) 9.500%, 12/15/08	1,400,000	1,471,750
Millennium America, Inc., Global Company Guaranteed Notes 9.250%, 06/15/08 §	800,000	868,000
Nalco Co., Rule 144A, Senior Subordinated Notes (Callable 11/15/08 @ $104.44) 8.875%, 11/15/13 ‡§	1,000,000	1,055,000
PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31) 10.625%, 05/15/10 §	750,000	806,250
Radnor Holdings Corp., Global Senior Notes (Callable 03/15/07 @ $105.50) 11.000%, 03/15/10 §	1,000,000	865,000
Resolution Performance Products LLC, Global Senior Subordinated Notes (Callable 11/15/05 @ $106.75) 13.500%, 11/15/10 §	1,000,000	970,000
Rhodia SA, Rule 144A, Senior Notes 10.250%, 06/01/10 ‡	1,250,000	1,281,250
Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75) 11.500%, 06/01/10	1,000,000	1,100,000
		20,660,975

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC)—0.4%
FairPoint Communications, Inc., Series B, Senior Subordinated Notes (Callable 05/01/05 @ $101.58) 9.500%, 05/01/08	900,000	931,500

CONSUMER PRODUCTS/TOBACCO—4.9%
Ames True Temper, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/08 @ $105.00) 10.000%, 07/15/12 ‡	1,450,000	1,453,625
Amscan Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 05/01/09 @ $104.38) 8.750%, 05/01/14 ‡	1,050,000	1,052,625
Diamond Brands Operating Corp., Company Guaranteed Notes (Callable 04/15/05 @ $101.69) 10.125%, 04/15/08 ø	3,097,000	310
General Binding Corp., Company Guaranteed Notes (Callable 06/01/05 @ $101.56) 9.375%, 06/01/08	400,000	410,000
Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34) 0.000%, 05/15/13 +§	1,500,000	1,170,000
PCA LLC/PCA Finance Corp., Global Senior Notes 11.875%, 08/01/09	1,000,000	1,060,000
Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/06 @ $104.69) 9.375%, 06/01/11 §	1,300,000	1,316,250
Prestige Brands, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/15/08 @ $104.63) 9.250%, 04/15/12 ‡§	900,000	918,000
Rayovac Corp., Global Senior Subordinated Notes (Callable 10/01/08 @ $104.25) 8.500%, 10/01/13	500,000	531,250
Remington Arms Company, Inc., Global Company Guaranteed Notes (Callable 02/01/07 @ $105.25) 10.500%, 02/01/11 §	750,000	738,750
Samsonite Corp.., Rule 144A, Senior Subordinated Notes (Callable 06/01/08 @ $104.44) 8.875%, 06/01/11 ‡§	1,000,000	1,022,500
Sealy Mattress Company, Rule 144A, Senior Subordinated Notes (Callable 06/15/09 @ $104.13) 8.250%, 06/15/14 ‡§	1,250,000	1,256,250

	Principal Amount	Value

Styling Technology Corp., Company Guaranteed Notes (Callable 07/01/05 @ $101.81) 10.875%, 07/01/08 ø	1,500,000	0
United Industries Corp., Series D, Global Company Guaranteed Notes (Callable 04/01/05 @ $103.29) 9.875%, 04/01/09	425,000	445,187
		11,374,747

CONTAINERS—3.7%
Berry Plastics Corp., Global Company Guaranteed Notes (Callable 07/15/07 @ $105.38) 10.750%, 07/15/12	1,100,000	1,232,000
Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50) 11.000%, 12/01/12 §	1,200,000	1,171,500
Graphic Packaging Inernational, Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75) 9.500%, 08/15/13 §	750,000	828,750
Intertape Polymer US Inc., Rule 144A, Senior Subordinated Notes (Callable 08/01/09 @ $104.25) 8.500%, 08/01/14 ‡	1,000,000	990,000
Owens-Brockway Glass Containers, Global Company Guaranteed Notes (Callable 02/15/06 @ $104.44) 8.875%, 02/15/09	1,000,000	1,092,500
Owens-Brockway Glass Containers, Global Company Guaranteed Notes (Callable 05/15/08 @ $104.12) 8.250%, 05/15/13 §	750,000	789,375
Pliant Corp., Company Guaranteed Notes (Callable 06/01/05 @ $106.50) 13.000%, 06/01/10 §	500,000	458,750
Pliant Corp., Global Secured Notes (Callable 06/15/07 @ $105.56) 0.000%, 12/15/06 +	500,000	445,000
Tekni-Plex, Inc., Series B, Company Guaranteed Notes (Callable 06/15/05 @ $106.38) 12.750%, 06/15/10 §	500,000	495,000
U.S. Can Corporation, Global Company Guaranteed Notes (Callable 07/15/07 @ $105.44) 10.875%, 07/15/10	1,000,000	1,030,000
		8,532,875

DIVERSIFIED TELECOMMUNICATIONS—0.8%
Qwest Communications International, Inc., Rule 144A, Senior Notes (Callable 02/15/09 @ $103.75) 7.500%, 02/15/14 ‡	1,000,000	940,000
Qwest Corp., Notes 5.625%, 11/15/08 §	900,000	891,000
		1,831,000

ENERGY - OTHER—4.7%
Amerigas Partners LP Eagle Finance Corp., Series B, Global Senior Notes (Callable 05/20/06 @ $104.44) 8.875%, 05/20/11	1,060,000	1,158,050
Dynegy Holdings, Inc., Rule 144A, Secured Notes (Callable 07/15/08 @ $105.06) 10.125%, 07/15/13 ‡	1,800,000	1,993,500
El Paso CGP Co., Notes 6.375%, 02/01/09	500,000	448,750
El Paso CGP Co., Notes 7.750%, 06/15/10	750,000	697,500
El Paso Corp., Senior Notes 7.000%, 05/15/11 §	1,000,000	905,000
El Paso Natural Gas, Series A, Global Senior Notes (Callable 08/01/07 @ $103.81) 7.625%, 08/01/10	1,000,000	1,045,000
El Paso Production Holding Company, Global Company Guaranteed Notes (Callable 06/01/08 @ $103.88) 7.750%, 06/01/13	2,800,000	2,681,000
Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50) 11.000%, 05/15/12 §	850,000	969,000

	Principal Amount	Value

Reliant Resources, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75) 9.500%, 07/15/13 §	1,050,000	1,134,000
		11,031,800

ENVIRONMENTAL SERVICES—1.4%
Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69) 7.375%, 04/15/14 §	3,325,000	3,200,313

FINANCE—1.1%
Corrections Corporation of America, Senior Notes, (Callable 05/01/07 @ $103.75) 7.500%, 05/01/11	500,000	518,125
E*Trade Financial Corporation, Rule 144A, Senior Notes (Callable 06/15/08 @ $104.00) 8.000%, 06/15/11 ‡	1,150,000	1,161,500
Senior Housing Properties Trust, Senior Notes 8.625%, 01/15/12	800,000	878,000
		2,557,625

FOOD
PROCESSORS/BEVERAGE/BOTTLING—2.3%
B&G Foods, Inc., Series D, Global Company Guaranteed Notes (Callable 08/01/04 @ $101.60) 9.625%, 08/01/07	900,000	918,936
Birds Eye Foods, Inc., Company Guaranteed Notes (Callable 11/01/04 @ $103.96) 11.875%, 11/01/08 §	250,000	263,750
Burns Philp Capital Pty, Ltd., Global Company Guaranteed Notes (Callable 07/15/07 @ $104.88) 9.750%, 07/15/12	1,000,000	1,047,500
Land O’ Lakes, Inc., Global Senior Notes (Callable 11/15/06 @ $104.38) 8.750%, 11/15/11 §	1,150,000	1,069,500
Le-Natures, Inc., Rule 144A, Senior Subordinated Notes (Callable 06/15/08 @ $104.50) 10.000%, 06/15/13 ‡#	600,000	624,000
Swift & Co., Global Senior Subordinated Notes (Callable 10/01/06 @ $106.25) 12.500%, 01/01/10	850,000	911,625
Wornick Company, Rule 144A, Secured Notes (Callable 07/15/08 @ $105.44) 10.875%, 07/15/11 ‡	500,000	522,500
		5,357,811

GAMING—11.4%
Ameristar Casinos, Inc., Global Company Guaranteed Notes (Callable 02/15/06 @ $105.38) 10.750%, 02/15/09	1,400,000	1,582,000
Argosy Gaming Co., Rule 144A, Senior Subordinated Notes (Callable 01/15/09 @ $103.50) 7.000%, 01/15/14 ‡	1,500,000	1,501,875
Aztar Corp., Global Senior Subordinated Notes (Callable 08/15/06 @ $104.50) 9.000%, 08/15/11	1,350,000	1,483,312
Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/01/05 @ $104.63) 9.250%, 08/01/09	1,200,000	1,320,000
Chukchansi Economic Development Authority, Rule 144A, Senior Notes (Callable 10/01/06 @ $113.00) 14.500%, 06/15/09 ‡	2,300,000	2,880,750
Circus Circus & Eldorado, Global First Mortgage (Callable 03/01/07 @ $105.06) 10.125%, 03/01/12 §	1,350,000	1,368,563
Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44) 8.875%, 06/01/13 §	2,200,000	2,299,000
Herbst Gaming Inc., Rule 144A, Senior Subordinated Notes (Callable 06/01/08 @ $104.06) 8.125%, 06/01/12 ‡	1,000,000	990,000

	Principal Amount	Value

Inn Of The Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00) 12.000%, 11/15/10	1,250,000	1,406,250
Isle of Capri Casinos, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $103.50) 7.000%, 03/01/14 §	900,000	860,625
Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75) 9.500%, 10/15/10	2,000,000	2,030,000
Mohegan Tribal Gaming, Global Senior Subordinated Notes (Callable 07/01/06 @ $104.19) 8.375%, 07/01/11 §	1,000,000	1,142,500
MTR Gaming Group, Inc., Series B, Global Company Guaranteed Notes (Callable 04/01/07 @ $104.88) 9.750%, 04/01/10	250,000	266,250
Oed Corporation / Diamond Jo, Rule 144A, Company Guaranteed Notes (Callable 04/15/08 @ 104.38) 8.750%, 04/15/12 ‡	1,350,000	1,326,375
Penn National Gaming, Inc., Series B, Global Company Guaranteed Notes (Callable 03/01/05 @ $105.56) 11.125%, 03/01/08	1,250,000	1,371,875
Riviera Holdings Corp., Global Company Guaranteed Notes (Callable 06/15/06 @ $105.50) 11.000%, 06/15/10	1,110,000	1,221,000
Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55) 8.625%, 09/15/12 ‡	377,000	403,390
Wheeling Island Gaming, Inc., Global Company Guaranteed Notes (Callable 12/15/05 @ $105.06) 10.125%, 12/15/09	250,000	266,250
Windsor Woodmont Black Hawk, Series B, First Mortgage Notes 13.000%, 03/15/05 ø	2,456,000	2,339,340
Wynn Las Vegas LLC, Second Mortgage Notes (Callable 11/01/06 @ $112.00) 12.000%, 11/01/10	435,000	537,225
		26,596,580

HEALTHCARE FACILITIES/SUPPLIES—4.7%
Ardent Health Services, Inc., Global Senior Subordinated Notes (Callable 08/15/08 @ $105.00) 10.000%, 08/15/13	800,000	872,000
Concentra Operating Corp., Global Company Guaranteed Notes (Callable 08/15/07 @ $104.75) 9.500%, 08/15/10	1,000,000	1,090,000
Extendicare Health Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 05/01/09 @ $103.44) 6.875%, 05/01/14 ‡	1,000,000	960,000
Fisher Scientific International, Inc., Global Senior Subordinated Notes (Callable 05/01/07 @ $104.06) 8.125%, 05/01/12	885,000	972,394
Magellan Health Services, Inc., Series A, Senior Notes (Callable 11/15/05 @ $104.69) 9.375%, 11/15/08	717,276	772,865
Medquest, Inc., Series B, Global Company Guaranteed Notes (Callable 08/15/07 @ $105.94) 11.875%, 08/15/12 §	1,000,000	1,145,000
Select Medical Corp., Global Senior Subordinated Notes (Callable 08/01/08 @ $103.75) 7.500%, 08/01/13	900,000	900,000
Tenet Healthcare Corp., Rule 144A, Senior Notes 9.875%, 07/01/14 ‡	750,000	782,812
Triad Hospitals, Inc., Senior Notes (Callable 5/15/08 @ $103.50) 7.000%, 05/15/12	1,800,000	1,849,500
Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50) 7.000%, 11/15/13 §	1,000,000	990,000

	Principal Amount	Value

Universal Hospital Services Inc.,, Senior Notes (Callable 11/01/07 @ $105.06) 10.125%, 11/01/11	750,000	759,375
		11,093,946

HOME BUILDERS—2.1%
KB Home, Senior Subordinated Notes 8.625%, 12/15/08 §	650,000	713,375
KB Home, Senior Subordinated Notes (Callable 02/15/06 @ $104.75) 9.500%, 02/15/11 §	1,000,000	1,117,500
Toll Corp., Senior Subordinated Notes (Callable 12/01/06 @ $104.12) 8.250%, 12/01/11 §	700,000	763,000
WCI Communities, Inc., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.56) 9.125%, 05/01/12	1,000,000	1,085,000
William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/08 @ $105.38) 10.750%, 04/01/13	1,000,000	1,125,000
		4,803,875

INDUSTRIAL—1.3%
Amsted Industries, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.12) 10.250%, 10/15/11 ‡	1,000,000	1,085,000
Amtrol, Inc., Senior Subordinated Notes 10.625%, 12/31/06 §	450,000	364,500
GSI Group, Inc., Company Guaranteed Notes (Callable 11/01/04 @ $101.73) 10.250%, 11/01/07	650,000	581,750
Polypore, Inc., Rule 144A, Senior Subordinated Notes (Callable 05/15/08 @ $104.38) 8.750%, 05/15/12 ‡	1,000,000	1,065,000
		3,096,250

LEISURE—3.7%
AMC Entertainment, Inc., Rule 144A, Senior Subordinated Notes (Callable 3/01/09 @ 104.00) 8.000%, 03/01/14 ‡	2,000,000	1,855,000
Bluegreen Corp., Series B, Company Guaranteed Notes (Callable 04/01/05 @ $101.75) 10.500%, 04/01/08	1,150,000	1,178,750
Booth Creek Ski Holdings, Inc., Series B, Company Guaranteed Notes (Callable 03/15/05 @ $100.00) 12.500%, 03/15/07	1,300,000	1,309,750
Cinemark, Inc., Rule 144A, Senior Discount Notes (Callable 03/15/09 @ $104.88) 0.000%, 03/15/14 ‡+	1,150,000	764,750
Icon Health & Fitness, Inc., Global Company Guaranteed Notes (Callable 04/01/07 @ $105.62) 11.250%, 04/01/12 §	1,000,000	1,095,000
NCL Corporation Ltd., Rule 144A, Senior Notes (Callable 07/15/09 @ $105.31) 10.625%, 07/15/14 ‡	1,000,000	1,021,250
Six Flags, Inc., Global Senior Notes (Callable 02/01/06 @ $104.44) 8.875%, 02/01/10 §	950,000	885,875
Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81) 9.625%, 06/01/14 §	550,000	512,875
		8,623,250

LODGING—0.6%
Host Marriott LP, Global Senior Notes (Callable 11/1/08 @ 103.56) 7.125%, 11/01/13 §	500,000	500,000
John Q. Hammons Hotels, Series B, Global Notes, First Mortgage (Callable 05/15/07 @ $104.44) 8.875%, 05/15/12 §	890,000	984,563
		1,484,563

METALS & MINING—2.3%
AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88) 7.750%, 06/15/12 §	1,300,000	1,209,000

	Principal Amount	Value

Alpha Natural Resources LLC,, Rule 144A, Senior Notes (Callable 06/01/08 @ $105.00) 10.000%, 06/01/12 ‡	1,600,000	1,728,000
Metallurg, Inc., Series B, Company Guaranteed Notes (Callable 12/1/05 @ $100.00) 11.000%, 12/01/07	700,000	402,500
UCAR Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.12) 10.250%, 02/15/12 §	1,000,000	1,125,000
WCI Steel, Inc., Series B, Senior Secured Notes 10.000%, 12/01/04 ø§	750,000	408,750
Wise Metals Group LLC, Rule 144A, Secured Notes (Callable 05/15/08 @ $105.13) 10.250%, 05/15/12 ‡	500,000	510,000
		5,383,250

PAPER & FOREST PRODUCTS—3.9%
Abitibi Consolidated Inc., Rule 144A, Secured Notes 7.750%, 06/15/11 ‡	600,000	609,000
Appleton Papers, Inc., Rule 144A, Senior Subordinated Notes (Callable 06/15/09 @ $104.88) 9.750%, 06/15/14 ‡§	1,000,000	1,020,000
Caraustar Industries, Inc., Global Company Guaranteed Notes (Callable 04/01/06 @ $105.25) 9.875%, 04/01/11 §	1,000,000	1,040,000
Cellu Tissue Holdings, Rule 144A, Secured Notes (Callable 03/15/07 @ $107.31) 9.750%, 03/15/10 ‡	750,000	750,000
Georgia-Pacific Corp., Global Company Guaranteed Notes 8.875%, 02/01/10	1,200,000	1,383,000
Georgia-Pacific Corp., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.69) 9.375%, 02/01/13	1,300,000	1,514,500
Georgia-Pacific Corp., Global Senior Notes 8.000%, 01/15/24	750,000	785,625
Newark Group, Inc., Rule 144A, Senior Subordianted Notes (Callable 03/15/09 @ $104.88) 9.750%, 03/15/14 ‡	2,000,000	1,930,000
		9,032,125

PUBLISHING—5.4%
Dex Media, Inc., Rule 144A, Discount Notes (Callable 11/15/08 @ $104.50) 9.000%, 11/15/13 ‡+	1,500,000	1,050,000
Dex Media, Inc., Rule 144A, Discount Notes (Callable 11/15/08 @ $104.50) 9.000%, 11/15/13 ‡+§	500,000	350,000
Dex Media, Inc., Rule 144A, Notes (Callable 11/15/08 @ $104.00) 8.000%, 11/15/13 ‡§	400,000	404,000
Haights Cross Operating Co., Global Company Guaranteed Notes (Callable 08/15/08 @ $105.88) 11.750%, 08/15/11	1,200,000	1,302,000
Houghton Mifflin Co., Global Senior Notes (Callable 02/01/07 @ $104.12) 8.250%, 02/01/11	350,000	358,750
Houghton Mifflin Publishing Corporation, Global Senior Discount Notes (Callable 10/15/08 @ $105.75) 0.000%, 10/15/13 §+	1,000,000	575,000
Liberty Group Operating, Inc., Company Guaranteed Notes (Callable 02/01/05 @ $101.56) 9.375%, 02/01/08	2,700,000	2,720,250
Liberty Group Publishing, Inc., Debentures (Callable 02/01/05 @ $101.94) 11.625%, 02/01/09 #	1,774,000	1,762,912
Morris Publishing Group LLC, Global Company Guranteed Notes (Callable 08/01/08 @ $103.50) 7.000%, 08/01/13	500,000	490,000
Phoenix Color Corp., Company Guaranteed Notes (Callable 02/01/05 @ $103.46) 10.375%, 02/01/09	2,222,000	2,133,120

	Principal Amount	Value

Primedia, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.00) 8.000%, 05/15/13 ‡	500,000	462,500
Sheridan Acquisition Corp., Rule 144A, Secured Notes (Callable 08/15/07 @ $105.12) 10.250%, 08/15/11 ‡	1,000,000	1,066,250
		12,674,782

RESTAURANTS—2.6%
American Restaurant Group, Inc., Series D, Company Guaranteed Notes (Callable 11/01/04 @ $105.75) 11.500%, 11/01/06	1,229,000	804,995
Buffets, Inc., Global Senior Subordinated Notes (Callable 07/15/06 @ $105.62) 11.250%, 07/15/10	850,000	896,750
Denny’s Corp., Senior Notes (Callable 01/15/05 @ $101.88) 11.250%, 01/15/08 §	1,750,000	1,813,437
El Pollo Loco, Inc., Rule 144A, Secured Notes (Callable 12/15/06 @ $104.62) 9.250%, 12/15/09 ‡	750,000	765,000
O’Charleys, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.50) 9.000%, 11/01/13 §	1,000,000	1,047,500
Romacorp, Inc. 10.500%, 12/31/08	971,088	636,063
		5,963,745

RETAIL-FOOD & DRUG—3.3%
Duane Reade, Inc., Rule 144A, Senior Subordinated Notes (Callable 08/01/08 @ $104.88) 9.750%, 08/01/11 ‡	1,650,000	1,654,125
Great Atlantic & Pacific Tea Co., Inc., Senior Notes (Callable 12/15/06 @ $104.56) 9.125%, 12/15/11 §	1,250,000	1,093,750
Herbalife International, Inc., Global Company Guaranteed Notes (Callable 07/15/06 @ $105.88) 11.750%, 07/15/10	1,000,000	1,137,500
Jean Coutu Group (PJC) Inc., Rule 144A, Senior Subordinated Notes (Callable 08/01/09 @ $104.25) 8.500%, 08/01/14 ‡	1,000,000	996,250
Nutritional Sourcing Corp., Notes (Callable 06/05/05 @ $101.00) 10.125%, 08/01/09	500,000	337,500
Pathmark Stores, Inc., Global Company Guaranteed Notes (Callable 02/01/07 @ $104.38) 8.750%, 02/01/12 §	1,000,000	1,007,500
Roundy’s, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $104.44) 8.875%, 06/15/12 §	500,000	526,250
Stater Brothers Holdings, Inc., Rule 144A, Senior Notes (Callable 06/15/08 @ $104.06) 8.125%, 06/15/12 ‡§	450,000	462,375
Winn-Dixie Stores, Inc., Company Guaranteed Notes (Callable 04/01/05 @ $104.44) 8.875%, 04/01/08 §	450,000	418,500
		7,633,750

RETAIL STORES—4.2%
Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.50) 9.000%, 06/15/12 §	700,000	715,750
Big 5 Corp., Series B, Senior Notes (Callable 11/15/04 @ $101.83) 10.875%, 11/15/07	1,125,000	1,175,625
J. Crew Operating Corp., Senior Subordinated Notes (Callable 10/15/04 @ $101.73) 10.375%, 10/15/07 §	2,000,000	2,050,000
Leslie’s Poolmart, Inc., Series B, Senior Notes (Callable 07/15/05 @ $102.59) 10.375%, 07/15/08	1,200,000	1,230,000
Michaels Stores, Inc., Senior Notes (Callable 07/01/05 @ $104.62) 9.250%, 07/01/09	900,000	986,625

	Principal Amount	Value

Nebraska Book Company, Inc., Global Senior Subordinated Notes (Callable 03/15/08 @ $104.31) 8.625%, 03/15/12	500,000	497,500
Office Depot, Inc., Global Senior Subordinated Notes 10.000%, 07/15/08 §	1,000,000	1,165,000
Pep Boys - Manny, Moe & Jack, Series MTNB, Notes 6.920%, 07/07/06 §	1,150,000	1,190,250
United Auto Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.81) 9.625%, 03/15/12 §	750,000	825,000
		9,835,750

SATELLITE—2.0%
PanAmSat Corp., Global Company Guaranteed Notes (Callable 02/01/07 @ $104.25) 8.500%, 02/01/12	500,000	579,375
PanAmSat Corp., Rule 144A, Senior Notes (Callable 08/15/09 @ $104.50) 9.000%, 08/15/14 ‡	700,000	702,750
Pegasus Communications Corp., Series B, Senior Notes 9.625%, 10/15/05	4,850,000	2,619,000
Pegasus Communications Corp., Series B, Senior Notes (Callable 12/01/04 @ $101.63) 9.750%, 12/01/06 §	1,250,000	700,000
		4,601,125

SECONDARY OIL & GAS PRODUCERS—2.8%
Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44) 6.875%, 01/15/16 §	1,973,000	1,953,270
Continental Resources, Inc., Company Guaranteed Notes (Callable 08/01/04 @ $103.42) 10.250%, 08/01/08	1,200,000	1,248,000
Magnum Hunter Resources, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.80) 9.600%, 03/15/12	650,000	721,500
Swift Energy Co., Senior Subordinated Notes (Callable 08/01/04 @ $105.12) 10.250%, 08/01/09	2,000,000	2,106,100
Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63) 7.250%, 05/01/12	600,000	603,000
		6,631,870

SERVICES—9.1%
Advanstar Communications, Inc, Global Secured Note (Callable 02/15/08 @ $105.38) 10.750%, 08/15/10	1,500,000	1,665,000
Allied Security Escrow Corp., Rule 144A, Senior Subordinated Notes (Callable 07/15/08 @ $105.69) 11.375%, 07/15/11 ‡	1,250,000	1,300,000
American Color Graphics, Global Notes (Callable 06/15/07 @ $105.00) 10.000%, 06/15/10 §	1,200,000	1,104,000
Diamond Triumph Auto Glass, Inc., Company Guaranteed Notes (Callable 04/01/05 @ $101.54) 9.250%, 04/01/08	400,000	379,000
Equinox Holdings, Inc., Rule 144A, Senior Notes (Callable 12/15/06 @ $104.50) 9.000%, 12/15/09 ‡§	450,000	454,500
Great Lakes Dredge & Dock Corp., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.88) 7.750%, 12/15/13 §	1,250,000	1,025,000
IESI Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $105.12) 10.250%, 06/15/12	1,500,000	1,627,500
Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/06 @ $104.31) 8.625%, 04/01/13	1,000,000	1,078,750

	Principal Amount	Value
La Petite Academy, Inc., Series B, Company Guaranteed Notes (Callable 05/15/05 @ $101.67) 10.000%, 05/15/08	1,650,000	1,229,250
Language Line Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 06/15/08 @ $105.56) 11.125%, 06/15/12 ‡	750,000	763,125
Mortons Restaurant Group, Inc., Global Secured Notes (Callable 07/01/07 @ $105.30) 7.500%, 07/01/10 §	1,000,000	945,000
Muzak LLC/Muzak Finance Corp., Company Guaranteed Notes (Callable 03/15/05 @ $103.29) 9.875%, 03/15/09 §	450,000	342,000
Muzak LLC/Muzak Finance Corp., Global Senior Notes (Callable 02/15/06 @ $105.00) 10.000%, 02/15/09	1,000,000	885,000
National Beef Packing Company Llc, Global Senior Notes (Callable 08/01/07 @ $105.25) 10.500%, 08/01/11	1,000,000	1,047,500
Neff Corp., Company Guaranteed Notes (Callable 06/01/05 @ $101.71) 10.250%, 06/01/08	2,000,000	1,750,000
Rent-A-Center, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/06 @ $103.75) 7.500%, 05/01/10	500,000	522,500
Salton, Inc., Global Senior Subordinated Notes (Callable 04/15/05 @ $106.12) 12.250%, 04/15/08 §	1,500,000	1,166,250
Standard Parking Corp., Company Guaranteed Notes (Callable 03/15/05 @ $101.54) 9.250%, 03/15/08	700,000	626,500
United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50) 7.000%, 02/15/14 §	1,000,000	917,500
United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 11/15/08 @ $103.88) 7.750%, 11/15/13 §	2,000,000	1,945,000
Wesco Distribution, Inc., Global Company Guaranteed Notes (Callable 06/01/05 @ $101.52) 9.125%, 06/01/08	550,000	569,250
		21,342,625

TECHNOLOGY—4.0%
AMI Semiconductor, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $105.37) 10.750%, 02/01/13	260,000	304,200
Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88) 7.750%, 05/15/13 §	1,400,000	1,204,000
Ampex Corp., Secured Notes 12.000%, 08/15/08	1,885,971	282,896
Avaya, Inc., Secured Notes (Callable 04/01/06 @ $105.56) 11.125%, 04/01/09 §	325,000	381,063
Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) 7.875%, 07/01/11 §	250,000	256,875
Danka Business Systems, Senior Notes (Callable 06/15/07 @ $105.50) 11.000%, 06/15/10	750,000	783,750
DigitalNet Holdings, Inc., Global Senior Notes (Callable 01/15/07 @ $104.50) 9.000%, 07/15/10	487,000	522,307
Itron Inc., Rule 144A, Senior Subordinated Notes (Callable 05/15/08 @ $103.88) 7.750%, 05/15/12 ‡	1,000,000	1,007,500
Lucent Technologies, Inc., Notes 7.250%, 07/15/06 §	1,000,000	1,037,500
Lucent Technologies, Inc., Notes 5.500%, 11/15/08 §	800,000	760,000
Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 01/15/07 @ $105.19) 10.375%, 01/15/10	1,000,000	1,137,500

	Principal Amount	Value

Viasystems, Inc., Rule 144A, Senior Subordinated Notes (Callable 01/15/08 @ $105.25) 10.500%, 01/15/11 ‡	750,000	720,000
Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81) 7.625%, 06/15/13 §	1,000,000	1,030,000
		9,427,591

TEXTILE/APPAREL/SHOE MANUFACTURING—1.8%
BGF Industries, Inc., Series B, Senior Subordinated Notes (Callable 01/15/05 @ $103.50) 10.250%, 01/15/09	2,797,000	2,363,465
Levi Strauss & Co., Global Senior Notes (Callable 01/15/05 @ $105.81) 11.625%, 01/15/08 §	550,000	556,875
Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12) 12.250%, 12/15/12	1,200,000	1,224,000
		4,144,340

TOWER—0.5%
American Towers, Inc., Company Guaranteed Notes (Callable 12/01/07 @ $103.62) 7.250%, 12/01/11	500,000	506,250
SBA Telecommunications, Inc., Global Senior Discount Notes (Callable 12/15/07 @ $104.88) 0.000%, 12/15/07 +	850,000	648,125
		1,154,375

TRANSPORTATION—0.5%
Atlantic Express Transportation Corporation, UNIT (Callable 04/15/06 @ $106.00) 12.000%, 04/15/08	1,200,000	1,179,000

UTILITIES—7.2%
AES Corp., Rule 144A, Secured Notes (Callable 05/15/08 @ $104.50) 9.000%, 05/15/15 ‡	1,100,000	1,207,250
Allegheny Energy Supply Company LLC, Global Notes 7.800%, 03/15/11 §	1,000,000	995,000
Aquila, Inc., Senior Notes 7.625%, 11/15/09	1,100,000	1,045,000
Calpine Corp., Rule 144A, Secured Notes (Callable 07/15/08 @ $104.38) 8.750%, 07/15/13 ‡§	2,500,000	2,012,500
Calpine Corp., Senior Notes 8.500%, 02/15/11 §	1,000,000	630,000
Calpine Generating Co., Rule 144A, Secured Notes (Callable 04/01/08 @ $103.50) 7.350%, 04/01/10 ‡#	2,500,000	2,387,500
CMS Energy Corp., Rule 144A, Senior Notes 7.750%, 08/01/10 ‡§	1,000,000	1,027,500
CMS Energy Corp., Senior Notes 8.900%, 07/15/08	1,000,000	1,072,500
Cogentrix Energy, Inc., Series B, Company Guaranteed Notes 8.750%, 10/15/08	1,100,000	1,281,597
Edison Mission Energy, Senior Notes 7.730%, 06/15/09 §	1,300,000	1,348,750
Midwest Generation LLC, Rule 144A, Secured Notes (Callable 05/01/09 @ $104.38) 8.750%, 05/01/34 ‡	1,000,000	1,065,000
Mirant Corp., Rule 144A, Senior Notes 7.400%, 07/15/49 ‡ø	1,100,000	662,750
PG&E Corp., Rule 144A, Secured Notes (Callable 07/15/06 @ $103.44) 6.875%, 07/15/08 ‡	850,000	906,312
Sierra Pacific Resources, Rule 144A, Senior Notes (Callable 03/15/09 @ $104.31) 8.625%, 03/15/14 ‡	500,000	520,000
TNP Enterprises, Inc., Series B, Senior Subordinated Notes (Callable 04/01/05 @ $105.12) 10.250%, 04/01/10 §	650,000	705,250
		16,866,909

	Principal Amount	Value

WIRELESS—6.8%
AirGate PCS, Inc., (Callable 01/01/06 @ $104.99) 9.375%, 09/01/09	500,000	487,500
Alamosa Delaware, Inc., Rule 144A, Senior Notes (Callable 01/31/08 @ $104.25) 8.500%, 01/31/12 ‡	1,250,000	1,228,125
Alamosa Holdings, Inc., Company Guaranteed Notes (Callable 02/15/05 @ $106.44) 0.000%, 02/15/10 +	1,300,000	960,375
American Cellular Corp., Series B, Global Senior Notes (Callable 08/01/07 @ $105.00) 10.000%, 08/01/11 §	1,000,000	875,000
Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06) 10.125%, 06/15/13	650,000	672,750
Centennial Communications Corp., Rule 144A, Senior Notes (Callable 02/01/09 @ $104.06) 8.125%, 02/01/14 ‡§	1,950,000	1,818,375
Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44) 8.875%, 10/01/13	1,000,000	760,000
Ipcs Escrow Co., Rule 144A, Senior Notes (Callable 05/1/08 @ $105.75) 11.500%, 05/01/12 ‡	850,000	879,750
Nextel Communications, Inc., Global Senior Notes (Callable 02/01/06 @ $104.75) 9.500%, 02/01/11	1,045,000	1,178,237
Nextel Communications, Inc., Senior Notes (Callable 08/01/08 @ $103.69) 7.375%, 08/01/15 §	250,000	263,750
Nextel Partners, Inc., Global Senior Notes (Callable 07/01/07 @ $104.06) 8.125%, 07/01/11	1,100,000	1,138,500
Rural Cellular Corp., Global Senior Subordinated Notes (Callable 01/15/06 @ $104.88) 9.750%, 01/15/10 §	500,000	462,500
Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25) 8.500%, 06/01/13 §	2,000,000	1,870,000
Ubiquitel Operating Co., Company Guaranteed Notes (Callable 04/15/05 @ $107.00) 0.000%, 04/15/10 +§	1,350,000	1,363,500
Ubiquitel Operating Co., Rule 144A, Senior Notes (Callable 03/01/07 @ $107.41) 9.875%, 03/01/11 ‡	1,000,000	997,500
Western Wireless Corp., Global Senior Notes (Callable 07/15/08 @ $104.62) 9.250%, 07/15/13	1,000,000	1,027,500
		15,983,362

TOTAL U.S. CORPORATE BONDS (Cost $310,966,077)		309,536,525

FOREIGN CORPORATE BONDS—8.3%

AUTOMOBILE MANUFACTURING/VEHICLE
PARTS—0.4%
Bombardier Recreational Products, Rule 144A, Senior Subordinated Notes (Callable 12/15/08 @ $104.19) (Canada) 8.375%, 12/15/13 ‡§	800,000	816,000

BROADBAND—0.4%
Call-Net Enterprises, Inc., Yankee Company Guaranteed Notes (Callable 01/01/06 @ $105.31) (Canada) 10.625%, 12/31/08	1,000,000	945,000
Ono Finance PLC, Rule 144A, Subordinated Debentures (United Kingdom) 0.000%, 05/31/09 ‡	5,980	1
		945,001

CABLE—0.4%
Telenet Group Holding NV, Rule 144A, Senior Notes (Callable 12/15/08 @ $105.75) (Belgium) 0.000%, 06/15/14 ‡+§	1,350,000	880,875

	Principal Amount	Value

CHEMICALS—1.3%
Acetex Corp., Global Senior Notes (Callable 08/01/05 @ $105.44) (Canada) 10.875%, 08/01/09	1,000,000	1,100,000
Avecia Group PLC, Global Company Guaranteed Notes (Callable 07/01/05 @ $103.67) (United Kingdom) 11.000%, 07/01/09	2,535,000	1,951,950
		3,051,950

CONTAINERS—0.6%
Crown European Holdings SA, Global Secured Notes (Callable 03/01/07 @ $104.75) (France) 9.500%, 03/01/11	1,250,000	1,375,000

FOOD PROCESSORS/BEVERAGE/BOTTLING—0.1%
Premier International Foods, Yankee Senior Notes (Callable 09/01/04 @ $106.00) (United Kingdom) 12.000%, 09/01/09 §	250,000	267,500

GAMING—0.3%
Kerzner International, Ltd., Global Company Guaranteed Notes (Callable 08/15/06 @ $104.44) (Bahamas) 8.875%, 08/15/11	750,000	810,000

INDUSTRIAL—0.1%
International Utility Structures, Inc., Yankee Senior Subordinated Notes (Callable 02/01/05 @ $101.79) (Canada) 10.750%, 02/01/08 ø	1,020,500	216,856

LEISURE—0.1%
Intrawest Corp., Global Company Guaranteed Notes (Callable 02/01/05 @ $105.25) (Canada) 10.500%, 02/01/10	200,000	217,000

METALS & MINING—0.9%
Gerdau Ameristeel Corp., Global Senior Notes (Callable 07/15/07 @ $105.38) (Canada) 10.375%, 07/15/11 §	1,000,000	1,120,000
Ispat Inland ULC, Rule 144A, Secured Notes (Callable 04/01/09 @ $104.87) (Canada) 9.750%, 04/01/14 ‡§	1,000,000	1,037,500
		2,157,500

PAPER & FOREST PRODUCTS—1.3%
JSG Funding PLC, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland) 9.625%, 10/01/12	750,000	843,750
Riverside Forest Products, Ltd., Rule 144A, Senior Notes (Callable 03/01/09 @ $103.94) (Canada) 7.875%, 03/01/14 ‡	1,000,000	1,040,000
Tembec Industries, Inc., Yankee Company Guaranteed Notes (Callable 06/30/05 @ $102.88) (Canada) 8.625%, 06/30/09 §	1,200,000	1,245,000
		3,128,750

SECURITIES & ASSET MANAGEMENT—0.7%
New Asat Finance, Ltd., Rule 144A, Senior Notes (Callable 02/01/08 @ $104.62) (Cayman Island) 9.250%, 02/01/11 ‡	1,700,000	1,640,500

TRANSPORTATION—0.8%
Sea Containers, Ltd., Series B, Yankee Senior Notes (Callable 02/15/05 @ $100.00) (Bermuda) 7.875%, 02/15/08	445,000	438,325
Ship Finance International, Ltd., Rule 144A, Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda) 8.500%, 12/15/13 ‡	1,500,000	1,447,500
		1,885,825

WIRELESS—0.9%
Millicom International Cellular SA, Rule 144A, Senior Notes (Callable 12/01/08 @ $105.00) (Luxembourg) 10.000%, 12/01/13 ‡	750,000	753,750

	Principal Amount	Value

Polska Telefonica Cyfrowa International Finance II SA, Yankee Company Guaranteed Notes (Callable 12/01/04 @ $105.62) (Luxembourg) 11.250%, 12/01/09	1,250,000	1,331,250
		2,085,000

TOTAL FOREIGN CORPORATE BONDS (Cost $20,099,669)		19,477,757

	Shares
COMMON STOCKS—0.8%

AUTOMOBILE MANUFACTURING/VEHICLE PARTS—0.0%
Cambridge Industries Liquidating Trust *	774,557	7,746

DIVERSIFIED TELECOMMUNICATIONS—0.2%
Versatel Telecom International NV *	233,772	391,215

ENERGY - OTHER—0.0%
Anchor Resources LLC *^	15,324	20,534

FOOD PROCESSORS/BEVERAGE/BOTTLING—0.0%
Archibald Candy Corp. *^	1,291	32,275

HEALTHCARE FACILITIES/SUPPLIES—0.0%
Magellan Health Services, Inc. *	0	4

INDUSTRIAL - OTHER—0.5%
Crunch Equity Holdings, Class A *	845	1,182,955

WIRELESS—0.1%
Dobson Communications Corp., Class A *	99,764	266,370

TOTAL COMMON STOCKS (Cost $2,941,376)		1,901,099

PREFERRED STOCK—0.1%

WIRELESS—0.1%
Dobson Communications Corp., Rule 144A ‡ (Cost $265,050)	1,550	164,185

WARRANTS—0.0%

BROADBAND—0.0%
GT Group Telecom, Inc., Rule 144A, strike $0.00, expires February 2010 *‡	6,750	0

CHEMICALS—0.0%
Huntsman Company LLC, Rule 144A, strike $0.01, expires 05/15/11 *‡	250	50,125

DIVERSIFIED TELECOMMUNICATIONS—0.0%
Versatel Telecom International NV, strike $2.81, expires 05/15/2008 *	3,000	30

GAMING—0.0%
Windsor Woodmont Black Hawk, strike $0.01, expires 03/15/10 *	106	0

RESTAURANTS—0.0%
New World Restaurant Group, Inc., strike $13.00, expires 06/20/06 *	336	3

TECHNOLOGY—0.0%
Asat Finance LLC, Rule 144A, strike $18.60, expires 11/01/06 *‡	5,000	5,000
Viasystems, Inc., expires 01/31/2010 *	204,293	0
		5,000

TOTAL WARRANTS (Cost $3,807,603)		55,158

SHORT-TERM INVESTMENTS—12.8%
Dreyfus Cash Management, Class A, Institutional Shares, §§	15,000,000	15,000,000
Dreyfus Cash Management Plus, Inc., Institutional Shares, §§	15,000,000	15,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $30,000,000)		30,000,000

Principal Amount
REPURCHASE AGREEMENTS—33.8%
Bear Stearns & Co., 0.98%, Dated 07/30/04, due 08/02/04, proceeds at maturity $2,608,577, (fully collateralized by U.S. Treasury Strip, due 02/15/18. Market Value of collateral is, $2,686,303)§§	2,608,363	2,608,363

	Principal Amount	Value

Bear Stearns & Co., 1.30%, Dated 07/30/04, due 08/02/04, proceeds at maturity $1,287,223, (fully collateralized by U.S. Treasury Strip, due 02/15/18. Market Value of collateral is, $1,324,617)§§	1,287,083	1,287,083
Bear Stearns & Co., 1.30%, Dated 07/30/04, due 08/02/04, proceeds at maturity $5,607,193, (fully collateralized by U.S. Treasury Bond, due 08/15/27. Market Value of collateral is $5,769,770), §§	5,606,585	5,606,585
Bear Stearns & Co., 1.31%, Dated 07/30/04, due 08/02/04, proceeds at maturity $69,404,510, (fully collateralized by U.S. Treasury Strips, due 05/15/16-02/15/18. Market value of collateral is, $71,411,389) §§	69,396,920	69,396,920

TOTAL REPURCHASE AGREEMENTS (Cost $78,898,951)		78,898,951

TOTAL INVESTMENTS—188.2% (Cost $446,978,726)		440,033,675

LIABILITIES IN EXCESS OF OTHER ASSETS—(88.2)%		(206,223,184)

NET ASSETS—(100.0%)		$233,810,491

‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $89,979,963 or 38.48% of net assets.

+	Step Bond — The interest stated is as of July 31, 2004 and will reset at a future date.
ø	Bond in default.
*	Non-income producing security.
^	Not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
#	Variable rate obligations – The interest rate shown is the rate as of July 31, 2004.

Portfolio valuation: Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more independent pricing services approved by the Board of Trustees. Pricing services use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.

 Securities (other than fixed-income securities) for which the principal market is one or more securities exchanges are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If a securities exchange is not the principal market for a security, such security will, if market quotations are readily available, be valued at the closing bid price in the over-the-counter market (or the last sale price in the case of securities reported on the NASDAQ national market system for which any sales occurred during the day). Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not reflect an investment’s fair value. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain Fund portfolio securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $446,978,726, $15,388,031, $(22,333,082) and $(6,945,051), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004